INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2014	2013(*)

Raw materials and components	$11,333	$9,648
Work in process	14,600	14,044
Spare parts	8,956	4,742
Finished goods	515	961

	$35,404	$29,395

(*) Excluding held for sale assets at December 31, 2013